RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11   RELATED PARTY TRANSACTIONS

The following is a list of related parties from continuing operations which the Company has major transactions with:

(1)	Ms. Han Lijuan, a sister of Mr. Han.
(2)	Tarena Weishang Technology (Hainan) Co., Ltd., a company controlled by Mr. Han’s sister.

Related party transactions

On December 24, 2023, the Company entered into an equity transfer agreement to dispose of our equity interests in the professional education business to a buyer consortium led by Tarena Weishang Technology (Hainan) Co., Ltd, a company controlled by Mr. Han’s sister. (Note 1 & Note 3). The net transfer consideration, based on third party independent appraiser, for the Disposal amounted to RMB1 and RMB1 in exchange of the equity interest of Tarena Technologies and Tarena Hangzhou in cash, respectively.